                                     [logo]




                                    COLONIAL

                                    MUNICIPAL

                                     INCOME

                                      TRUST



                                  ANNUAL REPORT
                                NOVEMBER 30, 1996

                   COLONIAL MUNICIPAL INCOME TRUST HIGHLIGHTS
                      DECEMBER 1, 1995 - NOVEMBER 30, 1996

INVESTMENT OBJECTIVE: Colonial Municipal Income Trust seeks to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities.

THE FUND IS DESIGNED TO OFFER:
  |X| Potential for high tax-free income
  |X| Experienced professional management
  |X| Expert credit analysis

PORTFOLIO MANAGER COMMENTARY: "We continue to try to increase value for investors by focusing on industrial revenue bonds and by broadly diversifying the Trust across sectors. We believe the supply of high yield bonds will diminish over the near term and we will be working harder to identify unconventional total return opportunities, such as candidates for credit rating upgrades or acquisition. Additionally, with the election year behind us and a balance of Democrats and Republicans in Congress, we believe that political conditions will promote stability in the municipal bond market."
                                                              -- Peter Andersen

                   COLONIAL MUNICIPAL INCOME TRUST PERFORMANCE

Distributions declared per share(1)                             $0.510
12-month total return, assuming
reinvestment of all distributions
|X| NAV                                                           6.38%
|X| Market Price                                                 15.36%
Price per share
|X| NAV                                                          $7.41
|X| Market Price                                                 $7.25

(1) A portion of the Fund's income may be subject to the alternative minimum tax.

The fund may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed.

TOP FIVE SECTORS                        QUALITY BREAKDOWN
(as of 11/30/96)                        (as of 11/30/96)

Nursing Home.................. 20.0%    NET CASH:       1.0%
Housing....................... 13.3%    AAA:           11.6%
Hospital....................... 9.4%    AA:             2.6%
Manufacturing.................. 5.0%    NON-RATED:     59.4%
Air Transportation............. 4.9%    A:              5.3%
                                        BBB:           18.7%
                                        BB:             1.4%

Sector and quality breakdowns are calculated as a percent of total net assets. Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these quality weightings or invest in theses sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS
                                                     [Photo of Howard W. Cogger]

I am pleased to present your Fund's annual report for the fiscal year ended November 30, 1996. This report provides us with the opportunity to reflect on the investment environment of the past 12 months.

The economy grew at a comfortable pace through the end of 1995 and into 1996. The Federal Reserve Board lowered short-term interest rates in December 1995 and again in January 1996, but stronger-than-expected economic indicators in February 1996 brought the Fed easing trend to a halt. However, recently released economic data confirm that economic growth has slowed to a pace well within the "comfort zone" of the Federal Reserve Board, lessening the market's fears of a Fed tightening. We are hopeful that the volatility that has characterized the fixed income market during the past year will be somewhat reduced in the months ahead.

While market conditions put pressure on municipal bond prices, technical dynamics, such as low supply and strong retail market support, enabled tax-exempt bonds to outperform Treasury bonds for much of the year. The post-election conditions should promote a period of stability for the municipal market as the flat tax initiative is now a receding memory. In this market, your management team has maintained a long-term outlook and has focused on industrial revenue bonds backed by publicly held companies that have good liquidity characteristics as a result of their "household name" status.

Our economic expectations include growth continuing at a slower, but more sustainable, rate and our outlook for 1997 is relatively bright. Lower mortgage rates, increased consumer spending power and accelerating exports lead us to believe that the current economic expansion could continue through the year ahead.

As always, we thank you for the opportunity to help you meet your investment goals through the Colonial family of funds.

Respectfully,

/s/ Howard W. Cogger

Howard W. Cogger
President
January 10, 1997

Because market conditions change frequently, there can be no assurance that the trends described here will continue, come to pass or affect Fund performance.

                              INVESTMENT PORTFOLIO
                        NOVEMBER 30, 1996 (IN THOUSANDS)

MUNICIPAL BONDS - 96.0%                              PAR               VALUE
-------------------------------------------------------------------------------
EDUCATION - 3.9%
  EDUCATION - 1.8%
  CT HEFA University of New Haven,
                           6.625% 07/01/16           $ 1,000        $  1,024
  NY State Dormitory Authority,
   State University,
   Series 1995-A,
                           5.300% 07/01/24             2,700           2,643
                                                                    --------
                                                                       3,667
                                                                    --------

  SCHOOL DISTRICT GENERAL OBLIGATION - 1.1%
  AZ Apache County School District
   Number 010 Round Valley
   Project of 1987, Series 1990-C,
                           9.875% 07/01/05             2,000           2,220
                                                                    --------

  STUDENT LOAN - 1.0%
  SD State Student Loan Finance Corp.,
   Series 1996-E,
                           6.550% 08/01/20             2,000           2,028
                                                                    --------

-------------------------------------------------------------------------------
HEALTH - 30.4%
  HOSPITAL - 9.5%
  AL Special Care Facilities Authority,
   Montgomery Healthcare,
   Series 1989,
                          11.000% 10/01/19             2,280           2,326
  DE State Economic Development Authority,
   Riverside Hospital,
   Series 1992-A,
                           9.500% 01/01/22               895           1,183
  GA Clayton Hospital Authority,
   The Woodlands Foundation Inc.,
   Series 1991-A,
                           9.750% 05/01/21             1,500           1,275
  ID State Health Facilities Authority,
   IHC Hospitals, Inc.,
                           8.420% 02/15/21             2,750           3,083
  IL Health Facilities Authority,
   Edgewater Medical Center,
   Series A,
                           9.250% 07/01/24             2,250           2,481
  MO Hannibal Industrial Development,
   Medical Systems of Northeast Missouri,
   Series 1992,
                           9.500% 03/01/22             2,000           2,518
  NJ Health Care Facilities Financing
   Authority, Raritan Bay Medical Center
                           7.250% 07/01/27             1,000           1,052
  VA Dickenson County Industrial
   Development Authority, Volunteer
   Healthcare Systems, Inc., Series 1988 A
                          10.750% 06/01/18 (a)         5,500           1,650
  VT Educational & Health Buildings
   Financing Agency, Springfield Hospital,
   Series A,
                           7.750% 01/01/13             1,050           1,148
  WA State Health Care Facility,
   Grays Harbor Community
   Hospital, Series 1993,
                           7.200% 07/01/03 (b)           375             417
                           8.025% 07/01/20 (b)         1,770           2,024
                                                                    --------
                                                                      19,157
                                                                    --------

  INTERMEDIATE CARE FACILITIES  - 0.9%
  MA State Health & Educational
   Facilities Authority,
   Corp. for Independent Living,
                           8.100% 07/01/18               690             697
  TN Shelby County, Health, Education,
   & Housing Facilities Board, Open Arms
   Development Center:
          Series 1992-A,
                           9.750% 08/01/19               520             602
          Series 1992-C,

                           9.750% 08/01/19               530             613
                                                                    --------
                                                                       1,912
                                                                    --------

  NURSING HOME - 20.0%
  CO Health Facility,
   American Housing Foundation I,
   Series 1990,
                          10.250% 12/01/20             1,500           1,500


  DE State Economic Development Authority,
                          12.000% 04/01/25
                                                       2,270           2,500
  DE Sussex County, Healthcare Facility,
   Delaware Health Corp.,
   Series 1994-A,
                           7.600% 01/01/24             1,000             996
  FL Flagler County Industrial
   Development Authority,
   South Florida Properties, Series 1988,
                          10.500% 12/01/18             1,470           1,487
  IA State Finance Authority,
   Care Initiatives Project,
   Series 1996,
                           9.250% 07/01/25             1,000           1,220
  IN Gary Industrial Economic Development,
   West Side Health Care Center,
   Series 1987-A,
                          11.500% 10/01/17             2,500           2,500
  IN Michigan City Health Facilities,
   Metropolitan Health Foundation
   Inc. Project,
                           5.000% 11/01/22             4,500           4,050
  KS Halstead Industrial
   Health Care Project,
                          10.250% 08/01/13 (a)         1,330             532
  KY Jefferson County
   First Mortgage
   Kentucky Iowa, Inc. Project, Series 1990,
                          10.250% 01/01/20               990           1,025
  KY Lexington-Fayette Urban County
   Government, First Mortgage, AHF
   Kentucky-Iowa, Inc. Project, Series 1990,
                          10.250% 01/01/20               990           1,025
  MA Boston,
   St. Joseph Nursing Care Center, Inc.
   Series 1990,
                          10.000% 01/01/20 (c)         1,960           2,151
  MA State Industrial Finance Agency,
   GF/Massachusetts Inc.,
   Series 1994,
                           8.300% 07/01/23               990             990
  MI Cheboygan County Economic
   Development Corp.,
   Metro Health Foundation Project, Series 1993,
                          11.000% 11/01/22 (b)         2,440           2,196
  MO Grove Industrial Development Authority,
   First Mortgage Health Care Facility,
   Heritage Manor GR, Series 1988,
                          10.250% 11/01/13               520             468
  MO Saint Louis County Industrial
   Development Authority,
                          10.250% 12/01/16             1,860           1,916
  MO Springfield Industrial Development
   Authority,
                          10.250% 12/01/10             1,215           1,242
  NJ Economic Development Authority
   Geriatric and Medical Service,
   Inc., Series A,
                          10.500% 05/01/04               790             847
  NM City of Clovis,
   Retirement Ranches Project:
                          10.750% 04/01/19             2,155           2,354
  OH Lucas County,
   Gericare, Inc.,
   Series 1988-B,
                          10.500% 06/01/18             2,500           2,519
  OH Montgomery County,
   Grafton Oaks Limited Partners,
   Series 1986,
                           9.750% 12/01/16             1,480           1,406
  OK Muskogee County Economic Development
   Authority Health Facilities,
   Heartway Corp., Series 1989 A-3,
                          10.250% 03/01/19 (a)         1,970           1,379
  PA Philadelphia Authority for
   Industrial Development:
   First Mortgage, The Care Pavilion,
   Series 1988,
                          10.250% 02/01/18               975             995
   RHA/Philadelphia Project,
                          10.250% 11/01/18             1,450           1,499
  TN New Tazewell Health Education and
   Housing Facilities Board,
   New Tazewell Series 1987,
                          10.000% 06/01/17             1,640           1,673
  VA Beach Development Authority,
   Beverly Enterprises, Series 1985,
                          10.000% 04/01/10             1,860           2,062
                                                                    --------
                                                                      40,532
                                                                    --------

-------------------------------------------------------------------------------
HOUSING - 13.3%
  ASSISTED LIVING/SENIOR - 2.7%
  IL State Development Finance Authority,
   Care Institute, Inc.,
                           8.250% 06/01/25             1,500           1,562
  MN Roseville,
   Care Institute, Inc.,
   Series 1993,
                           7.750% 11/01/23             1,630           1,536
  PA Montgomery County Industrial
   Development Authority, Assisted
   Living Facility, Series 1993-A,
                           8.250% 05/01/23               820             847
  TX Bell County Health Facilities
   Development Corp., Care Institutions, Inc.
                           9.000% 11/01/24             1,500           1,629
                                                                    --------
                                                                       5,574
                                                                    --------
  MULTI-FAMILY - 9.7%
  FL Clearwater Housing Authority,
   Hampton Apartments,
   Series 1994,
                           8.250% 05/01/24             2,500           2,641
  FL Hialeah Housing Authority,
   Series 1991,
                           9.500% 11/01/21             1,000             950
  FL State Housing Finance Agency,
   Windsong Apartments,
   Series 1993-C,
                           9.250% 01/01/19               830             838
  IL Chicago,
   Michigan Boulevard Garden Apartment
   Rehabilitaion Project, Series 1985,
                          12.000% 01/01/00               390             395
  MN Washington County Housing &
   Redevelopment Authority,
   Cottages of Aspen, Series 1992,
                           9.250% 06/01/22             1,095           1,185
  MN White Bear Lake,
   Birch Lake Townhomes Project:
   Series 1989-A,
                          10.250% 07/15/19             1,770           1,781
   Series 1989-B,
                                  07/15/19  (d)          687           1,187
  NC Eastern Carolina Regional Housing
   Authority, New River Apartments,
   Jacksonville, Series 1994,
                           8.250% 09/01/14             1,960           1,984
  Resolution Trust Corp.,
  Pass Through Certificates,
   Series 1993-A,
                           8.500% 12/01/16 (b)         4,248           4,360
  SC State Housing Finance and Development
   Multi-family Housing Finance Revenue,
   Westbridge Apartments, Series A,
                           9.500% 09/01/20             2,200           2,241
  TX Galveston Health Facilities Center,
    Pass Through Certificates,
                           8.000% 08/01/23             1,000           1,038
  VA Alexandria Redevelopment
   & Housing Authority, Courthouse
   Commons Apartments, Series 1990-A,
                          10.000% 01/01/21             1,000           1,010
                                                                    --------
                                                                      19,610
                                                                    --------

  SINGLE-FAMILY - 0.9%
  AK State Housing Finance Corp.,
   Series 1996-A,
                           6.050% 12/01/17             1,000           1,006
  KY 1986 County Single Family Mortgage
   Revenue, Class A,
                           9.000% 09/01/16                30              31
  PA Allegheny County,
   Residential Financial Authority,
   Single-family Mortgage, Series 1987-G,
                           9.500% 12/01/18               710             732
                                                                    --------
                                                                       1,769
                                                                    --------

-------------------------------------------------------------------------------
OTHER - 4.2%
  PUBLIC FACILITIES IMPROVEMENT - 0.9%
  CA Statewide Communities
   Development Corp.,
   J. Paul Getty Trust Center,
                           5.000% 10/01/23             2,000           1,858
                                                                    --------

  REFUNDED/ESCROW/SPECIAL OBLIGATION - 3.3%
  IL Chicago Public Building Commission,
   Series 1990-A,
                           7.000% 01/01/20             2,000           2,400
  MA State Industrial Finance Agency:
   Mary Ann Morse Nursing Home, Inc.,
   Series 1991-I,
                          10.000% 01/01/21             1,200           1,476
   Series 1990,
                           9.000% 10/01/20               950           1,120
  MI State Hospital Finance Authority,
   Detroit Osteopathic Hospital,
   Series 1987-A,
                           7.500% 11/01/10               950           1,003
  NC Lincoln County,
   Lincoln County Hospital,
                           9.000% 05/01/07               530             635
                                                                    --------
                                                                       6,634
                                                                    --------

-------------------------------------------------------------------------------
OTHER REVENUE - 19.2%
  AMUSEMENTS & RECREATION - 0.6%
  MN Mille Lacs Capital
  Improvement Infrastructure, Band of Chippewa,
   Series 1992-A,
                           9.250% 11/01/12             1,085           1,215
                                                                    --------

  CHEMICALS - 3.5%
  LA St. Charles Parish Pollution
   Control Revenue,
   Union Carbide Project,
                           7.350% 11/01/22             2,000           2,170
  SC York County Industrial Revenue,
   Hoechst Celanese Corp.,
                           5.700% 01/01/24             5,000           4,975
                                                                    --------
                                                                       7,145
                                                                    --------

  HOTELS/CAMPS/LODGING - 2.0%
  MN Burnsville Commercial Development,
   Holiday Inn Project,
                          10.600% 06/01/06             2,500           2,546
  MN Minneapolis Commercial Development,
   Hometel Associates, Ltd.,
   Series 1988,
                          10.500% 06/01/03             1,500           1,517
                                                                    --------
                                                                       4,063
                                                                    --------

  JUSTICE & PUBLIC ORDER - 0.4%
  TN Franklin Industrial Board,
   Landings Apartment Project,
   Series 1996-B,
                           8.750% 04/01/27               800             802
                                                                    --------

  MANUFACTURING - 5.0%
  CO Mesa County Industrial Development,
   Joy Technologies Inc.,
   Series 1992,
                           8.500% 09/15/06             1,000           1,091
  MA State Industrial Finance Agency,
   House of Bianchi Inc.,
                           8.750% 06/01/18               330             347
  MN Brooklyn Park,
   TL Systems Corp.,
   Series 1991,
                          10.000% 09/01/16               795             988
  OH Cuyahoga County,
   Joy Technologies, Inc.,
   Series 1992,
                           8.750% 09/15/07               550             606
  VA Halifax County Industrial Development
   Craddock-Terry Inc., Series 1989,
                          10.000% 12/01/19             1,010           1,087
  VA Pittsylvania County Industrial
   Development, Craddock-Terry Inc.,
   Series 1989,
                          10.000% 12/01/19             1,085           1,161
  VA Prince Edward County Industrial
   Development, Craddock-Terry, Inc.,
   Series 1989,
                          10.000% 12/01/19             1,860           1,990
  WA Pilchuck Public Development Corp.,
   Goodrich (B.F.) Co. Tramco Project,
   Series 1993,
                           6.000% 08/01/23             3,000           2,966
                                                                    --------
                                                                      10,236
                                                                    --------

  MISCELLANEOUS RETAIL - 0.4%
  OH Lake County,
   North Madison Properties,
   Series 1993,
                           8.819% 09/01/11               710             749
                                                                    --------

  OTHER REVENUE - 2.1%
  IN Hammond,
   American Maize Products Co.,
   Series 1994,
                           8.000% 12/01/24             2,000           2,255
  LA Port New Orleans Industrial Development,
   Continental Grain Co., Series 1993,
                           7.500% 07/01/13             1,000           1,075
  MD Baltimore,
   Park Charles Project,
   Series 1986,
                           8.000% 01/01/10               855             904
                                                                    --------
                                                                       4,234
                                                                    --------

  PAPER PRODUCTS - 4.5%
  MI State Strategic Fund,
   Blue Water Fiber Project,
   Series 1994,
                           8.000% 01/01/12             2,000           1,498
  MI State Strategic Fund,
   Great Lakes Pulp & Fibre Project,
   Series 1994,
                          10.250% 12/01/16 (e)         4,000           2,040
  NY New York City Industrial
   Development Agency,
   Visy Paper, Inc., Series 1995,
                           7.950% 01/01/28             2,200           2,362
  SC Darlington County,
   Industrial Development Authority,
   SONOCO Products Co. Project,
                           6.125% 06/01/25             2,000           2,080
  WA Walla Walla Public Corp.,
   Ponderosa Fibres Project,
                           9.125% 01/01/26             1,230           1,147
                                                                    --------
                                                                       9,127
                                                                    --------

  PETROLEUM REFINING - 0.7%
  WA Pierce County Economic
   Development Corp.,
   Occidental Petroleum Co.,
                           5.800% 09/01/29             1,500           1,436
                                                                    --------

-------------------------------------------------------------------------------
RESOURCE RECOVERY - 4.4%
  CO-GENERATION - 2.5%
  FL Martin County Industrial
   Development Authority,
   Indiantown Co-generation Project,
                           7.875% 12/15/25             1,000           1,147
  MD State Energy Financing Administration,
   AES Warrior Co-generation Project,
                           7.400% 09/01/19             1,750           1,855
  NY Port Authority of New York & New Jersey,
   KIAC Partners,
   Series 1996 IV,
                           6.750% 10/01/11             2,000           2,083
                                                                    --------
                                                                       5,085
                                                                    --------

  LAND FILL - 0.6%
  MA State Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Series 1995,
                           9.000% 09/01/05             1,110           1,181
                                                                    --------

  MISCELLANEOUS DISPOSAL - 0.6%
  MA Boston Industrial Development
   Finance Authority,
   Jet-A-Way, Inc.,
                          10.500% 01/01/11             1,000           1,116
                                                                    --------

  RECYCLING - 0.7%
  GA Fulton County Development
   Authority,
   Very, Inc.,
                          10.500% 12/01/07             1,445           1,517
                                                                    --------

-------------------------------------------------------------------------------
TAX-BACKED - 5.3%
  GENERAL OBLIGATION - 1.2%
  LA New Orleans,
   Series 1991,
                          (f)     09/01/15             4,000           1,400
  NY New York City,
   Series 1997-A,
                           7.000% 08/01/07             1,000           1,106
                                                                    --------
                                                                       2,506
                                                                    --------

  SALES & EXCISE TAX - 4.1%
  IL Development Finance Authority,
   City of Marion Project,
   Series 1991,
                           9.625% 09/15/21             1,475           1,525
  IL Metropolitan Pier & Exposition
   Authority, Series 1996-A,
                          (f)     12/15/13             5,000           1,931
                          (f)     12/15/21             8,000           1,930
  IL Metropolitan Pier & Exposition Authority,
   McCormick Project:
                          (f)     06/15/14             5,000           1,875
                          (f)     06/15/15             3,000           1,054
                                                                    --------
                                                                       8,315
                                                                    --------

-------------------------------------------------------------------------------
TRANSPORTATION - 7.5%
  AIR TRANSPORTATION - 4.9%
  IN Indianapolis Airport Authority:
   United Airlines Project,
   Series A,
                           6.500% 11/15/31             2,000           2,033
   Federal Express Project,
                           7.100% 01/15/17             2,000           2,170
  KY Kenton County Airport Board,
   Delta Airlines, Inc.,
   Series 1992-A,
                           7.500% 02/01/20             2,500           2,697
  OH Dayton,
   Emery Air Freight Facilities,
   Series 1993-E,
                           6.050% 10/01/09             1,000           1,022
  TX Alliance Airport Authority:
   American Airlines Project,
                           7.500% 12/01/29             1,000           1,075
   Federal Express Corp.,
   Series 1996,
                           6.375% 04/01/21             1,000           1,010
                                                                    --------
                                                                      10,007
                                                                    --------

  TURNPIKE/TOLLROAD/BRIDGE - 2.6%
  CA San Joaquin Hills Transncorridor
   Agency Senior Toll Road,
   Series 1993:
                          (f)     01/01/25            10,000           1,788
                           5.000% 01/01/33             2,480           2,182
  PR Commonwealth of Puerto Rico
   Highway & Transportation Authority,
   Series 1996-Y,
                           5.500% 07/01/36             1,300           1,277
                                                                    --------
                                                                       5,247
                                                                    --------

-------------------------------------------------------------------------------
UTILITY - 7.8%
  INDIVIDUAL POWER PRODUCER - 2.2%
  PA Economic Development Finance
   Authority, Colver Project, Series D:
                           7.125% 12/01/15               500             525
                           7.150% 12/01/18             3,750           3,933
                                                                    --------
                                                                       4,458
                                                                    --------
  INVESTOR OWNED - 1.0%
  IL Bryant Pollution Control Revenue,
   Central Illinois Light Co. Project,
                           5.900% 08/01/23             2,000           2,025
                                                                    --------

  MUNICIPAL ELECTRIC - 1.8%
  TX Austin:
   Series 1994,
                          (f)     05/15/17             6,600           2,104
                          (f)     05/15/18             5,000           1,506
                                                                    --------
                                                                       3,610
                                                                    --------

  WATER & SEWER - 2.8%
  CT State Development Authority,
   Sewer Sludge Disposal Facilities,
   Series 1996,
                           8.250% 12/01/06             1,250           1,277
  LA Public Facility Belmont Water
   Authority,
                           9.000% 03/15/24 (b)           790             826
  MA State Industrial Finance Agency,
   Massachusetts Environmental Services,
   Series 1994 A,
                           8.750% 11/01/21               990             970
  MS V Lakes Utility District,
                           8.250% 07/15/24               500             516
  NJ State Economic Development
   Authority,
   Hills Development Co.,
                          10.500% 09/01/08             2,100           2,110
                                                                    --------
                                                                       5,699
                                                                    --------

TOTAL MUNICIPAL BONDS (cost of $193,918)  (g)                        194,734
                                                                    --------

-------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.9%                        PAR               VALUE
-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (h)
  CA Irvine Ranch Water District,
                           3.900% 01/01/21               900             900
  MI Farmington Hills Hospital
   Finance Authority,
   Botsford General Hospital, Series 1991 B,
                           4.100% 02/15/16             1,000           1,000
                                                                    --------

TOTAL SHORT-TERM OBLIGATIONS                                           1,900
                                                                    --------

OTHER ASSETS & LIABILITIES, NET - 3.1%                                 6,159
-------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                 $202,793
                                                                    ========



NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------

(a) This issuer is in default of certain debt covenants. Income is not being accrued.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1996 the value of these securities amounted to $9,823 or 4.8% of net assets.
(c) This is a restricted security which was acquired at a cost of $1,940. This security represents 1.1% of the Fund's net assets at November 30, 1996.
(d) Accrued interest accumulates in the value of the security and is payable at redemption.
(e) Subsequent to November 30, 1996, this issuer is in default of certain debt covenants. Income is not being accrued.
(f) Zero coupon bond.
(g) Cost for federal income tax purposes is $194,004.
(h) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1996.






See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                NOVEMBER 30, 1996

(in thousands except for per share amount)
ASSETS
Investments at value (cost $193,918)                             $  194,734
Short-term obligations                                                1,900
                                                                 ----------
                                                                    196,634
Receivable for:
  Interest                                         $    5,281
  Investments sold                                      2,095
Other                                                      34         7,410
                                                   ----------    ----------
     Total Assets                                                   204,044

LIABILITIES
Payable for:
  Distributions                                         1,163
Accrued:
  Deferred Trustees fees                                    3
Other                                                      85
                                                   ----------
     Total Liabilities                                                1,251
                                                                 ----------

NET ASSETS  at value for 27,367
  shares of beneficial interest outstanding                      $  202,793
                                                                 ==========

Net asset value per share                                        $     7.41
                                                                 ==========

COMPOSITION OF NET ASSETS
Capital paid in                                                  $  246,821
Undistributed net investment income                                     467
Accumulated net realized loss                                       (45,311)
Net unrealized appreciation                                             816
                                                                 ----------
                                                                 $  202,793
                                                                 ==========






See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1996

(in thousands)
INVESTMENT INCOME
Interest                                                     $   15,697

EXPENSES
Management fee                                 $    1,311
Transfer agent                                        105
Bookkeeping fee                                        53
Trustees fee                                           19
Custodian fee                                           5
Audit fee                                              44
Legal fee                                             198
Reports to shareholders                                12
Other                                                  97         1,844
                                               ----------    ----------
       Net Investment Income                                     13,853
                                                             ----------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain                                      70
Net unrealized depreciation during
the period                                         (1,839)
                                               ----------
       Net Loss                                                  (1,769)
                                                             ----------

Net Increase in Net Assets from Operations                   $   12,084
                                                             ==========






See notes to financial statements.

                  STATEMENT OF CHANGES IN NET ASSETS



   (in thousands)                             Year ended November 30
                                            ----------------------------
INCREASE (DECREASE) IN NET ASSETS             1996             1995
Operations:
Net investment income                      $    13,853 $         14,955
Net realized gain (loss)                            70           (7,350)
Net unrealized appreciation (depreciation)      (1,839)          16,568
                                           -----------      -----------
    Net Increase from Operations                12,084           24,173

Distributions:
From net investment income                     (13,957)         (15,104)
                                           -----------      -----------
                                                (1,873)           9,069
Fund Share Transactions:
Value of distributions reinvested                  --               153
                                           -----------      -----------
        Total Increase (Decrease)               (1,873)           9,222

NET ASSETS
Beginning of period                            204,666          195,444
                                           -----------      -----------
End of period (including undistributed
 net investment income
 of $467 and $511, respectively)           $   202,793      $   204,666
                                           ===========      ===========

NUMBER OF FUND SHARES
Issued for distributions reinvested                --                21
Outstanding at
     Beginning of period                        27,367           27,346
                                           -----------      -----------
     End of period                              27,367           27,367
                                           -----------      -----------




See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                November 30, 1996


NOTE 1. ACCOUNTING POLICIES
 ...............................................................................
ORGANIZATION: Colonial Municipal Income Trust (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide high current income, generally exempt from federal income taxes. The Fund may issue an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
 ...............................................................................
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
 ...............................................................................
INVESTMENT ACTIVITY: During the year ended November 30, 1996, purchases and sales of investments, other than short-term obligations, were $43,444,372 and $44,714,481, respectively.

Unrealized appreciation (depreciation) at November 30, 1996, based on cost of investments for federal income tax purposes was:


   Gross unrealized appreciation                  $   10,402,432
   Gross unrealized depreciation                      (9,672,930)
                                                  --------------
           Net unrealized appreciation            $      729,502
                                                  ==============

CAPITAL LOSS CARRYFORWARDS: At November 30, 1996, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                     Year of                        Capital loss
                   expiration                       carryforward
                   ------------                   -----------------
                      1997                        $    2,498,000
                      1998                             6,551,000
                      1999                             6,352,000
                      2000                             9,103,000
                      2001                             7,979,000
                      2002                             5,301,000
                      2003                             7,499,000
                      2004                                 4,000
                                                  --------------
                                                  $   45,287,000
                                                  ==============

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

                              FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:


                                                Year ended November 30
                                      ----------------------------------------
                                          1996           1995           1994
Net asset value -
   Beginning of period                  $  7.480      $  7.150       $  7.830
                                        --------      --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                      0.508         0.547          0.609
Net realized and
unrealized gain (loss)                    (0.068)        0.335         (0.707)
                                        --------      --------       --------
   Total from Investment
      Operations                           0.440         0.882         (0.098)
                                        --------      --------       --------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                (0.510)       (0.552)        (0.582)
                                        --------      --------       --------
Net asset value -
   End of period                        $  7.410      $  7.480       $  7.150
                                        ========      ========       ========
Market price per share -
   End of period                        $  7.250      $  6.750       $  6.750
                                        ========      ========       ========
Total return - based on market
   value (a)                              15.36%         8.04%       (10.06)%
                                        ========      ========       ========

RATIOS TO AVERAGE NET ASSETS:
Expenses                                   0.91%(b)      0.98%(b)       0.90%
Net investment income                      6.87%(b)      7.47%(b)       8.12%
Portfolio turnover                           22%           24%            24%
Net assets at end
of period (000)                         $202,793      $204,666       $195,444



(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

--------------------------------------------------------------------------------
Federal income tax information (unaudited)
All of the distributions will be treated as exempt income for federal income tax purposes.

                          FINANCIAL HIGHLIGHTS - CONT.


                                             Year ended November 30
                                          ----------------------------
                                              1993          1992
Net asset value -
   Beginning of period                      $   7.890     $   8.060
                                            ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                           0.639         0.636
Net realized and
unrealized loss                                (0.063)       (0.170)
                                            ---------     ---------
   Total from Investment
      Operations                                0.576         0.466
                                            ---------     ---------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS:
From net investment income                     (0.632)       (0.636)
In excess of net
  investment income                            (0.004)       --
                                            ---------     ---------
Total Distributions
   Declared to Shareholders                    (0.636)       (0.636)
                                            ---------     ---------
Net asset value -
   End of period                            $   7.830     $   7.890
                                            =========     =========
Market price per share -
   End of period                            $   8.000     $   7.875
                                            =========     =========
Total return - based on market
    value (a)                                  11.56%         1.82%
                                            =========     =========

RATIOS TO AVERAGE NET ASSETS:
Expenses                                        0.87%         0.87%
Net investment income                           8.03%         7.99%
Portfolio turnover                                21%           10%
Net assets at end
of period (000)                             $ 213,292     $ 213,420

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF COLONIAL MUNICIPAL INCOME TRUST

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Municipal Income Trust at November 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.




PRICE WATERHOUSE LLP
Boston, Massachusetts
January 10, 1997

                           DIVIDEND REINVESTMENT PLAN

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment and Cash Purchase Plan (the "Plan") shareholders may elect to have all distributions reinvested automatically in additional shares of the Trust. Shareholders not making such election will receive all distributions in cash paid by check mailed directly to the record holder by the dividend paying agent.

Shareholders participating in the Plan will receive distributions in the form of shares of the Trust. If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. For shares issued at a discount from market value, the difference between market value and issue price may represent taxable income at the time of issuance. Any portion of the discount includable in income will increase the basis of the shares issued. If net asset value exceeds the market price, or the distribution is payable only in cash, shares will be bought in the open market for the accounts of Plan participants. If the market price surpasses the net asset value before such purchasing is completed, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

Participants in the Plan have the option of making additional cash payments to the Plan administrator semiannually, for investment in the Trust's shares. Such payments may be made in any amount from $100 to $500. The administrator will use all funds received from participants (as well as any dividends and distributions received in cash) to purchase Trust shares in the open market semiannually. Interest will not be paid on any uninvested cash payments.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan are ordinarily held in uncertified form, although participants have the right to receive certificates for whole shares issued to them.

Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gain or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

Fees and expenses of the Plan other than brokerage charges will be paid by the Trust. No brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 90 days written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 8200, Boston, Massachusetts 02266-8200.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Municipal Income Trust is:
State Street Bank and Trust Company
P.O. Box 8200
Boston, MA 02266-8200
1-800-426-5523


Colonial Municipal Income Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Municipal Income
Trust.

[logo] COLONIAL
       MUTUAL FUNDS

       Mutual Funds for
       Planned Portfolios

                                    TRUSTEES
ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation



            COLONIAL INVESTMENT SERVICES, INC., Distributor (C) 1997
                One of the Liberty Financial Companies (NYSE:L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750
                            IT-02/139D-1196 M (1/97)

                                     [recycle symbol] Printed on recycled paper